Segment reporting (Tables)	3 Months Ended
Mar. 31, 2024
Operating Segments [Abstract]
Segment As Adjusted EBITDA
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen” and is reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, as the key measure of the segment’s results, which is considered non-IFRS financial information.

Segment Adjusted EBITDA

		For the three months ended March 31,
		2024	2023
	Note	€m	€m
Profit for the period		34.5	41.2
Taxation		7.4	9.4
Net financing costs	7	30.1	29.0
Depreciation & amortization		23.1	22.3
Exceptional items	6	23.5	30.1
Other add-backs		3.7	14.3
Adjusted EBITDA		122.3	146.3

External Revenue by Geography

	For the three months ended March 31,
	2024	2023
	€m	€m
United Kingdom	225.3	216.4
Germany	112.6	117.6
Italy	110.6	109.1
France	53.9	52.9
Sweden	35.8	38.1
Croatia	20.8	19.6
Austria	38.5	37.9
Norway	30.8	33.7
Serbia	19.0	18.4
Spain	22.3	20.6
Switzerland	21.6	21.2
Rest of Europe	92.5	89.6
Total external revenue by geography	783.7	775.1